Summary of Operating Expenses (Parenthetical) (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Non Operating Income Expense [Line Items]
Impairment charge	R$ 46,534	R$ 225,512	R$ 524,870
BRAZIL
Other Non Operating Income Expense [Line Items]
Impairment charge	1,188	227	501,465
Africa [Member]
Other Non Operating Income Expense [Line Items]
Impairment charge	R$ 46,534	R$ 225,512	89,176
Other Operating Income (Expense)
Other Non Operating Income Expense [Line Items]
Reversal of a civil contingency amount			325,709
Civil contingency costs relating to downsizings			R$ 47,756